Property, Plant and Equipment (Details) - USD ($) $ in Thousands	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Property, Plant and Equipment [Line Items]
Property, plant and equipment, net	$ 9,205,564	$ 6,962,395	$ 4,412,580
LNG terminal costs [Member]
Property, Plant and Equipment [Line Items]
Accumulated depreciation	(540)	(260)	0
Property, plant and equipment, net	9,200,380	6,958,803	4,412,175
LNG terminal [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	13,171	12,821	98
LNG terminal construction-in-process [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	9,187,749	6,946,242	4,412,077
Fixed assets [Member]
Property, Plant and Equipment [Line Items]
Accumulated depreciation	(2,046)	(1,047)	(340)
Property, plant and equipment, net	5,184	3,592	405
Furniture and fixtures [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	1,154	1,154	10
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	1,379	854	309
Machinery and equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	339	339	301
Other [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 4,358	$ 2,292	$ 125